Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Royalties	Total Payments
Total	$ 79	$ 79
DJ Basin [Member]
Total	14	14
Permian Basin [Member]
Total	65	65
Uinta Basin [Member]
Total	$ 0	$ 0